UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2011
Date of reporting period: March 31, 2011

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Income Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six months ended March 31, 2011

Market Conditions

After a lull in the spring and summer of 2010, the U.S. economy regained momentum heading into the end of the year. We believe the recovery now appears self-sustaining. The corporate sector has been the primary driver, supported by indications of renewed vigor in economic activity including the historically high readings on the ISM (Institute for Supply Management) index. Corporate financial results continued to show double-digit year-over-year growth in earnings and profit margins have remained at high levels. On the consumer front, deleveraging seems to have paused with reasonable readings on consumer spending and retail sales. Employment conditions also showed some signs for optimism, reporting monthly gains of more than 200,000 jobs in both February and March of 2011.

Total returns in the overall investment grade corporate market were near zero during the period. Although investment grade credit spreads narrowed, the positive influence was counterbalanced by higher U.S. Treasury yields. Nevertheless, the investment grade corporate market outperformed U.S. Treasuries, which had a negative return during the period. Looking at ratings categories, the lower-rated segments led, with BBB-rated bonds posting positive absolute returns that were 5 percent above those of U.S. Treasury bonds. The high-yield market turned in the best performance during the period out of all segments in the entire U.S. fixed income market. (Performance comparisons are based on Barclays Capital U.S. fixed income indexes.)

Performance Analysis

For the six-month period ended March 31, 2011, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) decreased from $18.38 to $17.96 per share. Based on this change plus reinvestment of dividends totaling $0.4725 per share, the Fund’s total NAV return was 0.49 percent. ICB’s value on the New York Stock Exchange (NYSE) moved from $17.79 to $16.29 per share during the same period. Based on this change plus reinvestment of dividends, the Fund’s total market return was -5.83 percent. ICB’s NYSE market price was at a 9.30 percent discount to its NAV. Past performance is no guarantee of future results.

The monthly dividend declared in April 2011 was unchanged at $0.075 per share. The dividend reflects the current level of the Fund’s net investment income.

The portfolio’s allocation to below investment grade bonds was a positive contributor to performance, as were investments in convertible bonds. On a sector basis, the allocation to and investments in the financials sector was the largest positive driver of returns. However, gains there were partially offset by the negative impact of an underweight allocation to the energy sector. This position was the largest and only notable detractor from performance during the period.

The Fund’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund’s shares. In addition, we would like to remind you that the

Directors have approved a share repurchase program whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 03/31/11
Corporate Bonds	88.9%
U.S. Government Obligations	5.3
Convertible Bonds	4.6
Foreign Government Obligations	0.7
Preferred Stock	0.3
Convertible Preferred Stock	0.1
Municipal Bond	0.1

LONG-TERM CREDIT ANALYSIS as of 03/31/11
Aaa/AAA	5.9%
Aa/AA	3.8
A/A	16.8
Baa/BBB	62.1
Ba/BB or less	11.0
Not Rated	0.4

+ Does not include open long/short futures contracts with an underlying face amount of $53,422,906 with net unrealized depreciation of $2,183. Also does not include open swap contracts with net unrealized depreciation of $114,107.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Moody’s and Standard and Poor’s, respectively.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (87.4%)
	Advertising Agencies (0.1%)
$220	Omnicom Group, Inc.	4.45%	08/15/20	$217,090

	Aerospace & Defense (0.6%)
160	Bombardier, Inc. (144A) (Canada) (a)	7.50	03/15/18	173,600
325	Bombardier, Inc. (144A) (Canada) (a)	7.75	03/15/20	354,656
425	Meccanica Holdings USA (144A) (a)	7.375	07/15/39	442,138

				970,394

	Agricultural Chemicals (0.5%)
425	CF Industries, Inc.	6.875	05/01/18	478,125
375	Incitec Pivot Ltd. (144A) (Australia) (a)	4.00	12/07/15	375,681

				853,806

	Agricultural Operations (0.5%)
680	Bunge Ltd. Finance Corp.	8.50	06/15/19	808,708

	Airlines (0.2%)
289	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	287,277

	Apparel Manufacturers (0.1%)
185	Levi Strauss & Co.	7.625	05/15/20	186,388

	Appliances (0.2%)
250	Whirlpool Corp.	8.60	05/01/14	290,260

	Auto – Cars/Light Trucks (0.4%)
540	Daimler Finance North America LLC	8.50	01/18/31	727,793

	Beverages – Wine/Spirits (0.1%)
95	Constellation Brands, Inc.	7.25	09/01/16	103,194

	Building – Heavy Construction (0.3%)
550	Odebrecht Finance Ltd. (144A) (Cayman Islands) (a)	6.00	04/05/23	547,250

	Building Product – Cement/Aggregation (1.7%)
895	CRH America, Inc.	6.00	09/30/16	965,874
460	CRH America, Inc.	8.125	07/15/18	542,158
430	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00	12/30/19	451,434
775	Lafarge SA (144A) (France) (a)	5.50	07/09/15	800,865

				2,760,331

	Building Product – Wood (0.3%)
485	Masco Corp.	6.125	10/03/16	498,025

	Building Societies (0.5%)
750	Nationwide Building Society (144A) (United Kingdom) (a)	6.25	02/25/20	781,635

	Cable/Satellite TV (2.2%)
245	Cablevision Systems Corp.	7.75	04/15/18	265,825

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$180	COX Communications, Inc. (144A) (a)	8.375%	03/01/39	$229,194
1,305	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	1,274,699
395	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	5.875	10/01/19	427,782
895	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625	05/15/16	987,789
335	DISH DBS Corp.	7.125	02/01/16	359,288

				3,544,577

	Capital Markets (1.0%)
590	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	640,578
180	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	182,114
365	Macquarie Bank Ltd. (144A) (Australia) (a)	6.625	04/07/21	364,288
380	Macquarie Group Ltd. (144A) (Australia) (a)	6.00	01/14/20	383,076

				1,570,056

	Casino Gaming (0.3%)
405	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	431,325

	Chemicals (0.6%)
825	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	891,145

	Chemicals – Diversified (0.6%)
545	Dow Chemical Co. (The)	4.25	11/15/20	522,517
355	Lyondell Chemical Co. (144A) (a)	8.00	11/01/17	392,275

				914,792

	Chemicals – Specialty (0.6%)
495	Lubrizol Corp.	8.875	02/01/19	637,142
315	Nalco Co. (144A) (a)	6.625	01/15/19	325,631

				962,773

	Commercial Banks (6.6%)
815	Banco de Cridito del Peru (144A) (Peru) (a)	4.75	03/16/16	806,850
700	Banco Votorantim SA (144A) (Brazil) (a)	5.25	02/11/16	722,750
1,100	Barclays Bank PLC (144A) (United Kingdom) (a)	6.05	12/04/17	1,147,628
810	BBVA Bancomer SA (144A) (Mexico) (a)	4.50	03/10/16	815,766
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (144A) (Netherlands) (a)	11.00 (b)	06/30/19 (c)	195,955
440	Credit Suisse AG (Switzerland)	5.40	01/14/20	445,160
320	Discover Bank	7.00	04/15/20	352,661
420	Discover Bank	8.70	11/18/19	503,978
515	First Horizon National Corp.	5.375	12/15/15	538,615
795	HBOS PLC (144A) (United Kingdom) (a)	6.75	05/21/18	779,164
420	Huntington BancShares, Inc.	7.00	12/15/20	464,511
200	Intesa Sanpaolo SpA (144A) (Italy) (a)	6.50	02/24/21	210,268
810	Regions Financial Corp.	5.75	06/15/15	825,951
545	Royal Bank of Scotland Group PLC (United Kingdom)	6.40	10/21/19	561,994

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$830	Royal Bank of Scotland PLC (The) (United Kingdom)	4.875%	03/16/15	$863,452
800	Santander US Debt SA Unipersonal (144A) (Spain) (a)	3.724	01/20/15	774,314
570	Standard Chartered Bank (144A) (United Kingdom) (a)	6.40	09/26/17	618,542

				10,627,559

	Commercial Service – Finance (0.7%)
1,165	Verisk Analytics, Inc.	5.80	05/01/21	1,172,560

	Consumer Products – Miscellaneous (0.3%)
500	Fortune Brands, Inc.	6.375	06/15/14	548,740

	Containers – Metal & Glass (0.5%)
370	Ball Corp.	7.375	09/01/19	402,375
415	Crown Americas LLC/Crown Americas Capital Corp. III (144A) (a)	6.25	02/01/21	424,337

				826,712

	Distribution/Wholesale (0.1%)
155	Ingram Micro, Inc.	5.25	09/01/17	157,794

	Diversified Financial Services (2.0%)
500	Ally Financial, Inc. (144A) (a)	6.25	12/01/17	510,000
515	BNP Paribas (France)	5.00	01/15/21	520,813
170	Citigroup, Inc. (See Note 5)	5.875	05/29/37	166,429
30	Citigroup, Inc. (See Note 5)	8.125	07/15/39	37,724
230	Citigroup, Inc. (See Note 5)	8.50	05/22/19	284,226
855	Credit Agricole SA (144A) (France) (a)	8.375 (b)	10/13/19 (c)	919,125
355	General Electric Capital Corp.	5.30	02/11/21	361,251
415	General Electric Capital Corp.	5.625	05/01/18	449,322

				3,248,890

	Diversified Minerals (1.3%)
975	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	1,283,218
275	Teck Resources Ltd. (Canada)	10.25	05/15/16	331,026
490	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	523,007

				2,137,251

	Diversified Telecommunication Services (0.4%)
425	AT&T, Inc.	6.15	09/15/34	424,823
210	CenturyLink, Inc. (Series Q)	6.15	09/15/19	220,865

				645,688

	E-Commerce/Services (0.2%)
375	Expedia, Inc.	5.95	08/15/20	380,156

	Electric – Generation (0.5%)
760	AES Corp. (The)	8.00	06/01/20	824,600

	Electric – Integrated (4.3%)
465	CMS Energy Corp.	6.25	02/01/20	487,964

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$525	EDP Finance BV (144A) (Netherlands) (a)	4.90%	10/01/19	$459,022
750	Enel Finance International N.V. (144A) (Netherlands) (a)	5.125	10/07/19	757,515
300	Entergy Gulf States Louisiana LLC	5.59	10/01/24	311,861
300	Entergy Gulf States Louisiana LLC	6.00	05/01/18	325,495
2,400	Exelon Generation Co. LLC	4.00	10/01/20	2,198,414
500	Iberdrola Finance Ireland Ltd. (144A) (Ireland) (a)	5.00	09/11/19	487,268
215	Indianapolis Power & Light Co. (144A) (a)	6.30	07/01/13	236,479
825	Puget Energy, Inc. (144A) (a)	6.50	12/15/20	828,726
140	Toledo Edison Co. (The)	7.25	05/01/20	165,786
825	UIL Holdings Corp.	4.625	10/01/20	785,955

				7,044,485

	Electric Utilities (0.9%)
405	FirstEnergy Solutions Corp.	6.05	08/15/21	420,470
1,060	FirstEnergy Solutions Corp.	6.80	08/15/39	1,054,206

				1,474,676

	Electronic Equipment, Instruments & Components (0.2%)
340	Corning, Inc.	7.25	08/15/36	389,372

	Electronics – Military (0.4%)
650	L-3 Communications Corp.	4.95	02/15/21	655,059

	Energy Equipment & Services (1.1%)
1,150	Weatherford International Ltd. (Bermuda)	5.125	09/15/20	1,144,014
450	Weatherford International Ltd. (Bermuda)	9.625	03/01/19	573,947

				1,717,961

	Finance – Auto Loans (0.5%)
455	Ford Motor Credit Co. LLC	5.75	02/01/21	450,145
300	Ford Motor Credit Co. LLC	7.00	04/15/15	325,013

				775,158

	Finance – Consumer Loans (1.3%)
1,110	SLM Corp. (Series A)	5.00	10/01/13	1,149,616
565	SLM Corp. (MTN)	6.25	01/25/16	589,622
320	SLM Corp. (MTN)	8.00	03/25/20	349,365

				2,088,603

	Finance – Credit Card (0.8%)
1,000	Capital One Bank USA NA	8.80	07/15/19	1,259,302

	Finance – Investment Banker/Broker (2.0%)
150	Jefferies Group, Inc.	3.875	11/09/15	149,832
480	Jefferies Group, Inc.	6.875	04/15/21	510,751
1,535	JPMorgan Chase Capital XXVII (Series AA)	7.00	11/01/39	1,586,584

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$305	Merrill Lynch & Co., Inc. (MTN)	6.875%	04/25/18	$339,240
660	TD Ameritrade Holding Corp.	5.60	12/01/19	699,624

				3,286,031

	Finance – Mortgage Loan/Banker (0.4%)
600	Countrywide Financial Corp.	6.25	05/15/16	641,254

	Finance – Other Services (0.4%)
175	NASDAQ OMX Group, Inc. (The)	5.25	01/16/18	175,193
525	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	514,995

				690,188

	Food – Baking (0.2%)
325	Grupo Bimbo SAB de CV (144A) (Mexico) (a)	4.875	06/30/20	327,345

	Food – Canned (0.2%)
360	TreeHouse Foods, Inc.	7.75	03/01/18	388,800

	Food – Miscellaneous/Diversified (0.9%)
730	ConAgra Foods, Inc.	7.00	10/01/28	786,517
585	ConAgra Foods, Inc.	8.25	09/15/30	699,609

				1,486,126

	Food – Retail (0.4%)
775	Delhaize Group SA (Belgium)	5.70	10/01/40	710,619

	Food Products (1.6%)
1,585	Kraft Foods, Inc.	5.375	02/10/20	1,676,309
80	Kraft Foods, Inc.	6.875	02/01/38	88,980
505	Kraft Foods, Inc.	6.875	01/26/39	563,248
235	Kraft Foods, Inc.	7.00	08/11/37	265,045

				2,593,582

	Gold Mining (0.2%)
350	Newmont Mining Corp.	6.25	10/01/39	372,328

	Health Care Equipment & Supplies (0.3%)
455	Boston Scientific Corp.	6.00	01/15/20	477,570

	Hotels & Motels (1.0%)
470	Choice Hotels International, Inc.	5.70	08/28/20	465,767
265	Hyatt Hotels Corp. (144A) (a)	6.875	08/15/19	284,092
575	Wyndham Worldwide Corp.	5.625	03/01/21	570,663
250	Wyndham Worldwide Corp.	5.75	02/01/18	259,402

				1,579,924

	Independent Power Producer (0.1%)
170	NRG Energy, Inc.	8.50	06/15/19	179,775

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Insurance (1.0%)
$560	MetLife, Inc.	10.75%	08/01/39	$774,810
410	Principal Financial Group, Inc.	8.875	05/15/19	521,919
285	Prudential Financial, Inc. (MTN)	6.625	12/01/37	310,730

				1,607,459

	Insurance Brokers (0.5%)
825	Willis Group Holdings PLC (Ireland)	4.125	03/15/16	821,663

	Investment Management/Advisor Services (0.3%)
500	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625	08/15/19	526,134

	Life/Health Insurance (1.9%)
375	Aflac, Inc.	8.50	05/15/19	454,016
430	Lincoln National Corp.	8.75	07/01/19	545,332
575	Nationwide Financial Services (144A) (a)	5.375	03/25/21	570,622
800	Pacific LifeCorp (144A) (a)	6.00	02/10/20	853,346
550	Protective Life Corp.	7.375	10/15/19	612,950

				3,036,266

	Machinery – Construction & Mining (0.1%)
180	Boart Longyear Management Pty Ltd. (Australia) (a)	7.00	04/01/21	185,400

	Machinery – General Industry (0.3%)
500	Roper Industries, Inc.	6.25	09/01/19	552,365

	Media (6.3%)
565	CBS Corp.	8.875	05/15/19	710,548
1,080	Comcast Corp.	6.40	05/15/38	1,103,365
1,485	Comcast Corp.	6.45	03/15/37	1,526,111
2,190	Time Warner Cable, Inc.	6.75	07/01/18	2,491,506
390	Time Warner Cable, Inc.	6.75	06/15/39	409,087
130	Time Warner Cable, Inc.	8.25	04/01/19	158,610
520	Time Warner Cable, Inc.	8.75	02/14/19	649,264
350	Time Warner, Inc.	4.875	03/15/20	357,524
85	Time Warner, Inc.	6.50	11/15/36	87,657
1,565	Time Warner, Inc.	7.70	05/01/32	1,830,130
860	Viacom, Inc.	6.875	04/30/36	944,631

				10,268,433

	Medical – Biomedical/Genetics (0.5%)
286	Celgene Corp.	3.95	10/15/20	270,411
490	Gilead Sciences, Inc.	4.50	04/01/21	485,140

				755,551

	Medical – HMO (0.2%)
368	UnitedHealth Group, Inc.	5.80	03/15/36	366,783

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Medical Labs & Testing Services (0.5%)
$75	Quest Diagnostic, Inc.	3.20%	04/01/16	$74,633
375	Quest Diagnostic, Inc.	4.70	04/01/21	371,895
265	Quest Diagnostics, Inc.	6.95	07/01/37	291,849

				738,377

	Metal – Copper (0.5%)
815	Southern Copper Corp.	5.375	04/16/20	832,522

	Metal – Iron (0.5%)
825	Cliffs Natural Resources, Inc.	4.875	04/01/21	815,347

	Metals & Mining (0.9%)
1,085	ArcelorMittal (Luxembourg)	9.85	06/01/19	1,378,634

	Money Center Banks (0.9%)
485	ABN Amro Bank (144A) (Netherlands) (a)	3.00	01/31/14	484,465
470	Lloyds TSB Bank PLC (144A) (United Kingdom) (a)	5.80	01/13/20	471,265
425	Lloyds TSB Bank PLC (United Kingdom)	6.375	01/21/21	443,697

				1,399,427

	Multi-line Insurance (4.5%)
790	Aegon N.V. (Netherlands)	4.625	12/01/15	821,075
740	American Financial Group, Inc.	9.875	06/15/19	905,950
815	American International Group, Inc.	6.40	12/15/20	871,425
785	CNA Financial Corp.	7.35	11/15/19	888,008
205	Farmers Exchange Capital (144A) (a)	7.05	07/15/28	206,054
830	Farmers Insurance Exchange (144A) (a)	8.625	05/01/24	943,912
785	Genworth Financial, Inc.	7.70	06/15/20	805,736
1,250	Hartford Financial Services Group, Inc.	5.50	03/30/20	1,273,502
500	XL Group PLC (Ireland)	5.25	09/15/14	527,153

				7,242,815

	Multiline Retail (0.2%)
135	JC Penney Co., Inc.	5.65	06/01/20	130,781
276	JC Penney Corp., Inc.	6.375	10/15/36	250,125

				380,906

	Multimedia (2.1%)
865	NBC Universal Media LLC (144A) (a)	4.375	04/01/21	829,791
440	NBC Universal Media LLC (144A) (a)	5.15	04/30/20	454,305
920	News America, Inc.	6.40	12/15/35	949,507
610	News America, Inc.	6.65	11/15/37	641,805
210	News America, Inc.	7.85	03/01/39	248,865
195	Vivendi SA (144A) (France) (a)	6.625	04/04/18	218,657

				3,342,930

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Oil Companies – Exploration & Production (2.4%)
$395	Anadarko Petroleum Corp.	6.95%	06/15/19	$444,110
835	Anadarko Petroleum Corp.	8.70	03/15/19	1,024,292
385	Chesapeake Energy Corp.	7.625	07/15/13	433,125
110	Concho Resources, Inc.	7.00	01/15/21	116,050
550	Continental Resources, Inc.	7.125	04/01/21	587,125
580	EQT Corp.	8.125	06/01/19	692,433
190	Gazprom Via Gaz Capital SA (144A) (Luxembourg) (a)	6.51	03/07/22	202,825
375	QEP Resources, Inc.	6.875	03/01/21	395,625

				3,895,585

	Oil Company – Integrated (1.3%)
225	Marathon Petroleum Corp. (144A) (a)	5.125	03/01/21	227,234
575	Marathon Petroleum Corp. (144A) (a)	6.50	03/01/41	582,880
1,030	Petro-Canada (Canada)	5.95	05/15/35	1,042,745
200	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	207,327

				2,060,186

	Oil Refining & Marketing (0.7%)
1,100	Valero Energy Corp.	6.125	02/01/20	1,191,770

	Oil, Gas & Consumable Fuels (0.5%)
300	Hess Corp.	6.00	01/15/40	304,307
490	Hess Corp.	7.125	03/15/33	564,972

				869,279

	Paper & Related Products (1.0%)
315	Georgia-Pacific LLC	7.75	11/15/29	347,681
315	Georgia-Pacific LLC	8.875	05/15/31	381,938
775	MeadWestvaco Corp.	7.375	09/01/19	835,514

				1,565,133

	Pipelines (4.9%)
900	DCP Midstream Operating LP	3.25	10/01/15	882,840
775	Energy Transfer Partners LP	9.00	04/15/19	980,546
350	Enterprise Products Operating LLC	5.20	09/01/20	361,685
1,400	Enterprise Products Operating LLC	5.95	02/01/41	1,366,393
355	Kinder Morgan Energy Partners LP	6.85	02/15/20	407,413
980	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	1,032,675
450	Midcontinent Express Pipeline LLC (144A) (a)	6.70	09/15/19	498,723
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	1,183,027
1,025	Texas Eastern Transmission LP	7.00	07/15/32	1,201,298

				7,914,600

	Property Trust (0.4%)
575	Dexus Diversfied Trust/Dexus Office Trust (144A) (Australia) (a)	5.60	03/15/21	568,557

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Real Estate Management & Development (0.3%)
$530	Brookfield Asset Management, Inc. (Canada)	5.80%	04/25/17	$550,331

	Reinsurance (0.4%)
225	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	241,003
450	Reinsurance Group of America, Inc.	6.45	11/15/19	485,697

				726,700

	REIT – Diversified (1.2%)
800	Digital Realty Trust LP	5.25	03/15/21	788,607
1,100	Goodman Funding Pty Ltd. (144A) (Australia) (a)	6.375	04/15/21	1,099,649

				1,888,256

	REIT – Health Care (0.9%)
325	HCP, Inc.	5.375	02/01/21	328,834
625	Health Care REIT, Inc.	6.125	04/15/20	662,196
400	Healthcare Realty Trust, Inc.	5.75	01/15/21	410,988

				1,402,018

	REIT – Office Property (1.3%)
1,125	Brandywine Operating Partnership	4.95	04/15/18	1,113,763
1,000	Wells Operating Partnership II LP (144A) (a)	5.875	04/01/18	994,289

				2,108,052

	Retail – Automobile (0.3%)
410	AutoNation, Inc.	6.75	04/15/18	431,013

	Retail – Consumer Electron (0.5%)
825	Best Buy Co., Inc.	3.75	03/15/16	815,263

	Retail – Drug Store (1.4%)
1,341	CVS Pass-Through Trust	6.036	12/10/28	1,384,295
801	CVS Pass-Through Trust (144A) (a)	8.353	07/10/31	960,086

				2,344,381

	Retail – Mail Order (0.3%)
395	QVC, Inc. (144A) (a)	7.125	04/15/17	416,725

	Retail – Restaurants (0.6%)
825	Yum! Brands, Inc.	6.875	11/15/37	922,069

	Semiconductor Equipment (0.4%)
550	KLA-Tencor Corp.	6.90	05/01/18	607,438

	Special Purpose Entity (0.6%)
600	Capital One Capital VI	8.875	05/15/40	636,750
295	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	324,317

				961,067

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Steel – Specialty (0.1%)
$200	Allegheny Technologies, Inc.	5.95%	01/15/21	$210,969

	Telecommunication Services (0.8%)
565	Qwest Corp.	6.50	06/01/17	626,444
150	Qwest Corp.	6.875	09/15/33	150,937
60	Qwest Corp.	8.375	05/01/16	71,700
310	Sable International Finance Ltd. (144A) (Cayman Islands) (a)	7.75	02/15/17	327,050
180	SBA Telecommunications, Inc.	8.25	08/15/19	199,800

				1,375,931

	Telephone – Integrated (3.8%)
945	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	1,242,241
495	Frontier Communications Corp.	8.50	04/15/20	538,931
95	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	103,452
2,310	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	2,529,083
1,420	Telefonica Europe BV (Netherlands)	8.25	09/15/30	1,720,056

				6,133,763

	Tobacco (1.0%)
685	Altria Group, Inc.	10.20	02/06/39	974,695
565	Lorillard Tobacco Co.	8.125	06/23/19	658,868

				1,633,563

	Wireless Equipment (0.5%)
835	American Tower Corp.	4.50	01/15/18	821,225

	Total Corporate Bonds (Cost $133,957,649)			141,719,813

	Convertible Bonds (4.5%)
	Advertising Agencies (0.2%)
248	Omnicom Group, Inc. (d)	0.00	07/01/38	279,930

	Aerospace/Defense – Equipment (0.2%)
232	Orbital Sciences Corp.	2.438	01/15/27	247,950

	Agricultural Operations (0.2%)
301	Archer-Daniels-Midland Co.	0.875	02/15/14	336,367

	Applications Software (0.2%)
314	Microsoft Corp. (144A) (a) (d)	0.00	06/15/13	329,307

	Brewery (0.2%)
218	Molson Coors Brewing Co.	2.50	07/30/13	254,243

	Broadcast Service/Program (0.4%)
276	Liberty Media LLC	3.125	03/30/23	329,130
590	Liberty Media LLC	3.50	01/15/31	333,350

				662,480

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Building – Residential/Commercial (0.2%)
$228	DR Horton, Inc. (Series DHI)	2.00%	05/15/14	$261,060

	Casino Gaming (0.1%)
138	International Game Technology	3.25	05/01/14	159,045

	Coal (0.2%)
258	Alpha Natural Resources, Inc.	2.375	04/15/15	352,170

	Computers – Memory Devices (0.1%)
250	SanDisk Corp.	1.00	05/15/13	246,563

	Containers – Metal & Glass (0.2%)
247	Owens-Brockway Glass Container, Inc. (144A) (a)	3.00	06/01/15	251,631

	Electronic Parts Distribution (0.1%)
200	Tech Data Corp.	2.75	12/15/26	216,500

	Gold Mining (0.1%)
134	Goldcorp, Inc. (Canada)	2.00	08/01/14	171,520

	Internet Security (0.2%)
250	Symantec Corp.	1.00	06/15/13	302,813

	Investment Company (0.2%)
313	Ares Capital Corp. (144A) (a)	5.75	02/01/16	335,301

	Medical – Biomedical/Genetics (0.5%)
200	Amgen, Inc.	0.375	02/01/13	199,750
304	Gilead Sciences, Inc. (144A) (a)	1.00	05/01/14	342,760
200	Life Technologies Corp.	1.50	02/15/24	233,000

				775,510

	Medical – Drugs (0.1%)
200	Cephalon, Inc.	2.50	05/01/14	239,750

	Medical – Generic Drugs (0.1%)
200	Mylan, Inc.	1.25	03/15/12	221,250

	Oil Company – Exploration & Production (0.2%)
261	Chesapeake Energy Corp.	2.75	11/15/35	305,370

	REIT – Apartments (0.1%)
200	ERP Operating LP	3.85	08/15/26	204,760

	REIT – Diversified (0.1%)
200	Vornado Realty LP	3.875	04/15/25	224,250

	REIT – Health Care (0.1%)
200	Health Care REIT, Inc.	4.75	07/15/27	225,500

	Retail – Consumer Electron (0.2%)
282	RadioShack Corp. (144A) (a)	2.50	08/01/13	288,345

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Semiconductor Components – Integrated Circuits (0.1%)
$200	Linear Technology Corp. (Series A)	3.00%		05/01/27	$215,750

	Wireless Equipment (0.2%)
232	SBA Communications Corp.	1.875		05/01/13	265,640

	Total Convertible Bonds (Cost $7,098,632)				7,373,005

	Foreign Government Obligations (0.7%)
240	Export-Import Bank of Korea (South Korea)	4.125		09/09/15	246,783
810	Korea Development Bank (South Korea)	4.375		08/10/15	841,768

	Total Foreign Government Obligations (Cost $1,047,917)				1,088,551

	Municipal Bond (0.1%)
	Transportation
190	Illinois State Toll Highway Authority 2009 (Series A) (Cost $190,000)	6.184		01/01/34	184,431

NUMBER OF
SHARES

	Preferred Stock (0.2%)
	Finance
16,250	GMAC Capital Trust I (Cost $410,490) (e)				414,375

	Convertible Preferred Stock (0.2%)
	Diversified Financial Services
250	Bank of America Corp. (Series L) $72.50 (Cost $241,264)				252,747

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (5.2%)
	U.S. Government Obligations (f)(g)
$8,422	U.S. Treasury Bills (Cost $8,420,001)	0	.091-	04/28/11-
		0.147%		07/07/11	8,417,818

	Total Investments (Cost $151,365,953) (h)(i)			98.3%	159,450,740
	Other Assets in Excess of Liabilities			1.7	2,741,699

	Net Assets			100.0%	$162,192,439

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security. Rate shown is the rate in effect at March 31, 2011.
(c)	Security issued with perpetual maturity.
(d)	Capital appreciation bond.
(e)	Non-income producing security.
(f)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g)	A portion of this security has been physically segregated in connection with open futures contracts.
(h)	Securities have been designated as collateral in connection with open futures and swap contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,965,000 and the aggregate gross unrealized depreciation is $880,213 resulting in net unrealized appreciation of $8,084,787.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.

Futures Contracts Open at March 31, 2011:

		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
NUMBER OF		MONTH AND	AMOUNT AT	APPRECIATION
CONTRACTS	LONG/SHORT	YEAR	VALUE	(DEPRECIATION)
188	Long	U.S. Treasury Notes 5 Year, June 2011	$21,956,343	$8,286
43	Long	U.S. Ultra Bond, June 2011	5,313,188	42,422
4	Short	U.S. Treasury Notes 2 Year, June 2011	(872,500)	(493)
40	Short	U.S. Treasury Bonds 30 Year, June 2011	(4,807,500)	(31,896)
172	Short	U.S. Treasury Notes 10 Year, June 2011	(20,473,375)	(20,502)

		Net Unrealized Depreciation		$(2,183)

Credit Default Swap Contracts Open at March 31, 2011:

CREDIT
RATING OF
SWAP		NOTIONAL						REFERENCE
COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		OBLIGATION++
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	(unaudited)
Barclays Capital Whirlpool Corp.	Buy	$250	1.00%	June 20, 2014	$(14,249)	$13,480	$(769)	BBB-

++	Credit rating as issued by Standard & Poor’s.

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2011 (unaudited) continued

Interest Rate Swap Contracts Open at March 31, 2011:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)
Bank of America, N.A.***	$4,705	3 Month LIBOR	Pay	4.795%	12/09/20	$(18,161)
Bank of America, N.A.	1,145	3 Month LIBOR	Receive	4.058	12/09/40	43,647
Credit Suisse Group	15,210	3 Month LIBOR	Receive	0.80	10/28/13	185,866
Credit Suisse Group	6,370	3 Month LIBOR	Pay	2.098	10/28/17	(321,048)
Goldman Sachs International***	4,710	3 Month LIBOR	Pay	4.67	12/07/20	(41,260)
Goldman Sachs International	1,125	3 Month LIBOR	Receive	4.015	12/07/40	51,098

		Net Unrealized Depreciation				$(99,858)

***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

LIBOR	London Interbank Offered Rate.

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Financial Statements

Statement of Assets and Liabilities
March 31, 2011 (unaudited)

Assets:
Investments in securities, at value (cost $150,930,978)	$158,962,361
Investment in affiliate, at value (cost $434,975)	488,379
Unrealized appreciation on open swap contracts	280,611
Cash	10,238,963
Receivable for:
Investments sold	3,442,244
Interest	2,207,240
Periodic interest on open swap contracts	65,465
Variation margin	23,187
Premium paid on open swap contracts	13,480
Interest from affiliate	10,926
Dividends	4,531
Prepaid expenses and other assets	9,036

Total Assets	175,746,423

Liabilities:
Unrealized depreciation on open swap contracts	394,718
Payable for:
Investments purchased	12,864,184
Periodic interest on open swap contracts	83,970
Investment advisory fee	63,531
Administration fee	12,101
Transfer agent fee	5,770
Accrued expenses and other payables	129,710

Total Liabilities	13,553,984

Net Assets	$162,192,439

Composition of Net Assets:
Paid-in-capital	$172,353,955
Net unrealized appreciation	7,968,497
Dividends in excess of net investment income	(188,351)
Accumulated net realized loss	(17,941,662)

Net Assets	$162,192,439

Net Asset Value Per Share 9,028,744 shares outstanding (15,000,000 shares authorized of $.01 par value)	$17.96

Statement of Operations
For the six months ended March 31, 2011 (unaudited)

Net Investment Income:
Income
Interest	$4,390,022
Interest from affiliate	23,460
Dividends	15,926

Total Income	4,429,408

Expenses
Investment advisory fee	341,467
Administration fee	65,041
Shareholder reports and notices	33,571
Professional fees	31,568
Transfer agent fees and expenses	14,050
Custodian fees	4,333
Directors’ fees and expenses	1,508
Other	34,924

Total Expenses	526,462

Net Investment Income	3,902,946

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	4,263,673
Investments in affiliate	221,018
Futures contracts	415,618
Swap contracts	(492,283)

Net Realized Gain	4,408,026

Change in Unrealized Appreciation/Depreciation on:
Investments	(8,082,713)
Investments in affiliate	(220,932)
Futures contracts	(44,659)
Swap contracts	544,056

Net Change in Unrealized Appreciation/Depreciation	(7,804,248)

Net Loss	(3,396,222)

Net Increase	$506,724

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2011	SEPTEMBER 30, 2010
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,902,946	$8,611,675
Net realized gain	4,408,026	6,240,012
Net change in unrealized appreciation/depreciation	(7,804,248)	5,279,637

Net Increase	506,724	20,131,324

Dividends to shareholders from net investment income	(4,266,090)	(9,502,761)

Net Increase (Decrease)	(3,759,366)	10,628,563
Net Assets:
Beginning of period	165,951,805	155,323,242

End of Period (Including dividends in excess of net investment income of $188,351 and accumulated undistributed net investment income of $174,793, respectively)	$162,192,439	$165,951,805

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Income Securities Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide as high a level of current income for distribution to shareholders as is consistent with prudent investment risk and, as a secondary objective, capital appreciation. The Fund was organized as a Maryland corporation on December 21, 1972 and commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended September 30, 2010 remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

F. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
2. Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Corporate Bonds	$141,719,813	—	$141,719,813	—
Convertible Bonds	7,373,005	—	7,373,005	—
Foreign Government Obligations	1,088,551	—	1,088,551	—
Municipal Bond	184,431	—	184,431	—
Preferred Stock	414,375	—	414,375	—
Convertible Preferred Stock	252,747	—	252,747	—
Short-Term Investments - U.S. Government Obligations	8,417,818	—	8,417,818	—
Futures	50,708	$50,708	—	—
Interest Rate Swaps	280,611	—	280,611	—

Total	$159,782,059	$50,708	$159,731,351	—

Liabilities:
Futures	$(52,891)	$(52,891)	—	—
Credit Default Swaps	(14,249)	—	$(14,249)	—
Interest Rate Swaps	(380,469)	—	(380,469)	—

Total	$(447,609)	$(52,891)	$(394,718)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

3. Derivatives
The Fund used derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Investment Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures  A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Transactions in futures contracts for the six months ended March 31, 2011, were as follows:

NUMBER OF
CONTRACTS
Futures, outstanding at beginning of the period	478
Futures opened	1,494
Futures closed	(1,525)

Futures, outstanding at end of the period	447

Swaps  A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The Fund’s use of swaps during the period included those based on the credit of an underlying security and commonly referred to as credit default swaps. Where a Fund is the buyer of a credit default swap agreement, it would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the agreement only in the event of a default by a third party on the debt obligation. If no default occurs, a Fund would have paid to the counterparty a periodic stream of payments over the term of the agreement and received no benefit from the agreement. When a Fund is the seller of a credit default swap agreement, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is included with “Due from (to) Broker” on the Statement of Assets and Liabilities. Cash collateral has been offset against open swap agreements under the provisions of FASB ASC 210, Balance Sheet (“ASC 210”).

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities.

Transactions in swap contracts for the six months ended March 31, 2011, were as follows:

NOTIONAL
AMOUNT
(000’S)
Swaps, outstanding at beginning of period	$11,975
Swaps opened	78,280
Swaps closed	(56,740)

Swaps, outstanding at end of period	$33,515

FASB ASC 815, Derivatives and Hedging: Overall (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2011.

	ASSET DERIVATIVES			LIABILITY DERIVATIVES
	STATEMENT OF ASSETS			STATEMENT OF ASSETS
PRIMARY RISK EXPOSURE	AND LIABILITIES LOCATION	FAIR VALUE		AND LIABILITIES LOCATION	FAIR VALUE

Interest Rate Risk	Variation margin	$50,708	†	Variation margin	$(52,891)†
	Unrealized appreciation on open			Unrealized depreciation on open
	swap contracts	280,611		swap contracts	(380,469)
Credit Risk	Unrealized appreciation on open swap contracts	—		Unrealized depreciation on open swap contracts	(14,249)

		$331,319			$(447,609)

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2011 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS

Interest Rate Risk	$415,618	$(464,706)
Credit Risk	—	(27,577)

	$415,618	$(492,283)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS

Interest Rate Risk	$(44,659)	$523,844
Credit Risk	—	20,212

	$(44,659)	$544,056

4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund: 0.42% to the portion of the average weekly net assets not exceeding $500 million and 0.35% to the portion of the average weekly net assets exceeding $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s average weekly net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
5. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2011 aggregated $51,144,286 and $55,711,709 respectively.

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

The Fund had the following transactions with Citigroup, Inc., and its affiliated broker/dealers which may be deemed to be affliates of the Investment Adviser and Administrator under Section 17 of the 1940 Act, for the six months ended March 31, 2011:

PURCHASES	SALES	NET REALIZED GAIN	INCOME	VALUE
—	$1,191,894	$221,018	$23,460	$488,379

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At March 31, 2011, the Fund had an accrued pension liability of $61,805, which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
6. Capital Stock
Transactions in capital stock were as follows:

			CAPITAL
			PAID IN
		PAR VALUE	EXCESS OF
	SHARES	OF SHARES	PAR VALUE
Balance, September 30, 2009	9,028,744	$90,285	$172,263,670
Shares repurchased	—	—	—

Balance, September 30, 2010	9,028,744	90,285	172,263,670
Shares repurchased	—	—	—

Balance, March 31, 2011	9,028,744	$90,285	$172,263,670

The Directors have approved a share repurchase program whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2011 (unaudited) continued

7. Dividends
The Fund declared the following dividends from net investment income subsequent to March 31, 2011:

DECLARATION	AMOUNT	RECORD	PAYABLE
DATE	PER SHARE	DATE	DATE
April 12, 2011	$0.075	April 22, 2011	April 29, 2011
8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2010, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and mark-to-market of open futures contracts.
9. Accounting Pronouncement
On January 21, 2010, FASB issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends ASC 820 to add new requirements for disclosures about significant transfers into and out of Levels 1 and 2, which the Fund has adopted and made the required disclosures in the Fair Valuation Measurements footnote. In addition, separate disclosures for purchases, sales, issuances and settlements relating to Level 3 measurements are required for fiscal years and interim periods beginning after December 15, 2010.

Morgan Stanley Income Securities Inc.
Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2011		2010	2009		2008		2007		2006
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$18.38		$17.20	$14.77		$16.95		$17.14		$17.35

Income (loss) from investment operations:
Net investment income(1)	0.43		0.95	0.88		0.85		0.82		0.83
Net realized and unrealized gain (loss)	(0.38)		1.28	2.41		(2.15)		(0.12)		(0.16)

Total income (loss) from investment operations	0.05		2.23	3.29		(1.30)		0.70		0.67

Less dividends from net investment income	(0.47)		(1.05)	(0.88)		(0.92)		(0.93)		(0.95)
Anti-dilutive effect of acquiring treasury shares(1)	—		—	0.02		0.04		0.04		0.07

Net asset value, end of period	$17.96		$18.38	$17.20		$14.77		$16.95		$17.14

Market value, end of period	$16.29		$17.79	$16.39		$12.27		$15.33		$16.07

Total Return(2)	(5.83	)%(5)	15.60%	42.12%		(14.88)%		1.14%		7.88%
Ratios to Average Net Assets:
Total expenses	0.65	%(6)	0.66%	0.67	%(3)	0.68	%(3)	0.69	%(3)	0.68%
Net investment income	4.80	%(6)	5.43%	5.82	%(3)	5.12	%(3)	4.85	%(3)	4.88%
Rebate from Morgan Stanley affiliate	—		—	0.00	%(4)	0.00	%(4)	0.00	%(4)	—
Supplemental Data:
Net assets, end of period, in thousands	$162,192		$165,952	$155,323		$135,543		$159,470		$166,862
Portfolio turnover rate	33	%(5)	53%	73%		66%		46%		59%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(4)	Amount is less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio Management (unaudited)

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Karen Toll, a Senior Associate of the Investment Adviser, Joseph Mehlman, Executive Director of the Investment Adviser and Christian G. Roth, Managing Director of the Investment Adviser.

Ms. Toll has been associated with the Investment Adviser in an investment management capacity since July 2006 and began managing the Fund in January 2011. Mr. Mehlman has been associated with the Investment Adviser in an investment management capacity since 2002 and began managing the Fund in November 2008. Mr. Roth has been associated with the Investment Adviser or its investment management affiliates in an investment management capacity since 1991 and began managing the Fund in February 2009.

Morgan Stanley Income Securities Inc.
Dividend Reinvestment Plan (unaudited)

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of the Fund. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time.

Plan benefits

• Add to your account
You may increase your shares in the Fund easily and automatically with the Plan.

• Low transaction costs
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

• Convenience
You will receive a detailed account statement from Computershare Trust Company, N.A., (the Agent) which administers the Plan. The statement shows your total Distributions, dates of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at morganstanley.com/im/cef.

• Safekeeping
The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Fund declares a distribution, it will be invested in additional shares of the Fund that are purchased in the open market.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com/im/cef, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, Rl 02940-3078. Please include the Fund name and account number and ensure that all shareholders listed on the account sign the written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your

Morgan Stanley Income Securities Inc.
Dividend Reinvestment Plan (unaudited) continued

authorization, as long as they receive it before the “record date,” which is generally one week before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

Costs of the Plan
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan’s fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

Tax implications
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or capital gains distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for Information concerning their individual situation.

How to withdraw from the Plan
To withdraw from the Plan, please visit morganstanley.com/im or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078 Providence, Rl
02940-3078

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

Morgan Stanley Income Securities Inc.
Dividend Reinvestment Plan (unaudited) continued

3.	You may sell your shares through your financial advisor through the Direct Registration System (“DRS”). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. at any time may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Relations department at 888-421-4015 or visit morganstanley.com/im/cef.

Morgan Stanley Income Securities Inc.
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of certain Morgan Stanley closed-end funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what nonpublic personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the nonpublic information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

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An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to nonaffiliated third parties.

a. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to nonaffiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Income Securities Inc.
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (888) 421-4015
Monday-Friday between 9 a.m. and 6 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Closed-End Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In

Morgan Stanley Income Securities Inc.
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

7.	What if an affiliated company becomes a nonaffiliated third party?
If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and nonaffiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Closed-End Privacy Department
Harborside Financial Center
201 Plaza Two, 3rd Floor
Jersey City, NJ 07311

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An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Special Notice To Residents Of California
The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Sara Furber
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, Rhode Island 02940-3078

Custodian

State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

(c)  2011 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Income Securities Inc.
NYSE: ICB

Semiannual
Report

March 31, 2011

ICBSAN
IU11-01005P-Y03/11

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases
REGISTRANT PURCHASE OF EQUITY SECURITIES

(d) Maximum
			(c) Total	Number (or
			Number of	Approximate
			Shares (or	Dollar Value)
			Units)	of Shares (or
	(a) Total		Purchased as	Units) that May
	Number of		Part of Publicly	Yet Be
	Shares (or	(b) Average	Announced	Purchased
	Units)	Price Paid per	Plans or	Under the Plans
Period	Purchased	Share (or Unit)	Programs	or Programs
mo-da-year —mo-da-year			N/A	N/A
mo-da-year —mo-da-year			N/A	N/A
mo-da-year —mo-da-year			N/A	N/A
mo-da-year —mo-da-year			N/A	N/A
mo-da-year —mo-da-year			N/A	N/A
mo-da-year —mo-da-year			N/A	N/A
Total			N/A	N/A
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Trust’s/Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

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(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc
/s/ Sara Furber
Sara Furber
Principal Executive Officer May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer May 24, 2011

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